FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10157
                                    ---------

                       FRANKLIN GLOBAL TRUST
                       ---------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  4/30/06
                           -------



Item 1. Schedule of Investments.


Franklin Global Trust

QUARTERLY STATEMENTS OF INVESTMENTS
APRIL 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Fiduciary European Smaller Companies Fund .................................    3

Fiduciary Large Capitalization Growth and Income Fund .....................    6

Fiduciary Small Capitalization Equity Fund ................................    9

Franklin International Smaller Companies Growth Fund ......................   13

Franklin Templeton Core Fixed Income Fund .................................   17

Franklin Templeton Core Plus Fixed Income Fund ............................   20

Franklin Templeton High Income Fund .......................................   25

Notes to Statements of Investments ........................................   30

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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                       This page intentionally left blank.

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY EUROPEAN SMALLER COMPANIES FUND                                      INDUSTRY                   SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 92.1%
  AUSTRIA 1.8%
  Andritz AG .....................................................               Machinery                    3,980     $   698,036
                                                                                                                        -----------
  BELGIUM 3.8%
  EVS Broadcast Equipment SA .....................................        Communications Equipment           14,050         758,506
a Option NV ......................................................        Communications Equipment           23,160         663,448
                                                                                                                        -----------
                                                                                                                          1,421,954
                                                                                                                        -----------
  DENMARK 5.7%
  Bang & Olufsen AS, B ...........................................           Household Durables               4,368         548,918
  DSV AS, B ......................................................              Road & Rail                   3,870         633,611
  NKT Holding AS .................................................               Machinery                    5,820         374,061
  Rockwool International AS, B ...................................           Building Products                4,900         617,431
                                                                                                                        -----------
                                                                                                                          2,174,021
                                                                                                                        -----------
  FINLAND 2.7%
  Nokian Renkaat OYJ .............................................            Auto Components                30,490         521,746
  YIT OYJ ........................................................       Construction & Engineering          18,120         511,296
                                                                                                                        -----------
                                                                                                                          1,033,042
                                                                                                                        -----------
  FRANCE 13.6%
a Alten ..........................................................              IT Services                  17,620         667,067
  April Group ....................................................               Insurance                   11,390         605,848
a Axalto Holding NV ..............................................        Computers & Peripherals            14,320         451,236
  Foncia Groupe ..................................................              Real Estate                   9,830         405,642
  Neopost SA .....................................................           Office Electronics               6,266         708,897
  Nexans SA ......................................................          Electrical Equipment              8,690         732,552
  Pinguely-Haulotte ..............................................               Machinery                   24,270         741,492
  Rubis ..........................................................             Gas Utilities                  4,590         362,022
  Seche Environnement ............................................     Commercial Services & Supplies         3,200         455,917
                                                                                                                        -----------
                                                                                                                          5,130,673
                                                                                                                        -----------
  GERMANY 12.3%
a CTS Eventim AG .................................................                 Media                     16,250         558,192
  DAB Bank AG ....................................................            Capital Markets                47,370         475,838
a MTU Aero Engines Holding AG ....................................          Aerospace & Defense              14,510         524,790
a Pfleiderer AG ..................................................           Building Products               27,760         838,660
  Rational AG ....................................................           Household Durables               2,720         532,038
  Rheinmetall AG .................................................        Industrial Conglomerates            7,045         570,677
  Solarworld AG ..................................................          Electrical Equipment              1,988         619,111
  Techem AG ......................................................     Commercial Services & Supplies        11,560         520,067
                                                                                                                        -----------
                                                                                                                          4,639,373
                                                                                                                        -----------
  GREECE 2.9%
  Germanos SA ....................................................            Specialty Retail               25,252         550,020
  Jumbo SA .......................................................      Leisure Equipment & Products         33,190         540,305
                                                                                                                        -----------
                                                                                                                          1,090,325
                                                                                                                        -----------
  IRELAND 1.5%
  Kingspan Group PLC .............................................           Building Products               34,759         574,620
                                                                                                                        -----------


                                         Quarterly Statements of Investments | 3

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY EUROPEAN SMALLER COMPANIES FUND                                      INDUSTRY                   SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ITALY 4.3%
  Amplifon SpA ...................................................   Health Care Providers & Services         6,674     $   613,982
  Azimut Holding SpA .............................................            Capital Markets                44,389         544,202
  Interpump Group SpA ............................................               Machinery                   52,501         462,451
                                                                                                                        -----------
                                                                                                                          1,620,635
                                                                                                                        -----------
  NETHERLANDS 5.1%
  Arcadis NV .....................................................      Construction & Engineering           11,810         560,675
  Koninklijke BAM Groep NV .......................................      Construction & Engineering            5,211         559,948
  Koninklijke Ten Cate NV ........................................   Textiles, Apparel & Luxury Goods         9,080         264,691
  SBM Offshore NV ................................................      Energy Equipment & Services           4,930         529,131
                                                                                                                        -----------
                                                                                                                          1,914,445
                                                                                                                        -----------
  NORWAY 9.1%
a ABG Sundal Collier ASA .........................................            Capital Markets               299,490         680,588
a Acergy SA ......................................................      Energy Equipment & Services          24,160         394,127
  Acta Holding ASA ...............................................            Capital Markets               116,710         526,655
a Eltek ASA ......................................................       Communications Equipment            30,610         489,410
a Tandberg Television ASA ........................................       Communications Equipment            27,055         544,556
a TGS Nopec Geophysical Co. ASA ..................................      Energy Equipment & Services          12,160         817,161
                                                                                                                        -----------
                                                                                                                          3,452,497
                                                                                                                        -----------
  PORTUGAL 0.9%
  Mota - Engil SGPS SA ...........................................      Construction & Engineering           60,331         332,709
                                                                                                                        -----------
  SPAIN 1.6%
  Tubacex SA .....................................................            Metals & Mining                93,886         626,756
                                                                                                                        -----------
  SWEDEN 7.6%
  Elekta AB, B ...................................................   Health Care Equipment & Supplies        32,150         530,907
  Hexagon AB, B ..................................................               Machinery                   12,280         455,640
  HIQ International AB ...........................................              IT Services                  96,450         583,342
  Meda AB, A .....................................................            Pharmaceuticals                41,160         707,663
a Transcom WorldWide SA, B .......................................    Commercial Services & Supplies         47,850         599,942
                                                                                                                        -----------
                                                                                                                          2,877,494
                                                                                                                        -----------
  SWITZERLAND 5.2%
a Advanced Digital Broadcast Holdings SA .........................          Household Durables                1,850         223,745
a Kuoni Reisen Holding AG, B .....................................     Hotels Restaurants & Leisure           1,100         589,801
Phonak Holding AG ................................................   Health Care Equipment & Supplies         9,100         564,967
a Sika AG ........................................................               Chemicals                      507         592,743
                                                                                                                        -----------
                                                                                                                          1,971,256
                                                                                                                        -----------


4 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY EUROPEAN SMALLER COMPANIES FUND                                      INDUSTRY                   SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  UNITED KINGDOM 14.0%
  Carillion PLC ..................................................       Construction & Engineering          82,600     $   494,549
a Charter PLC ....................................................               Machinery                   39,102         570,220
  Elementis PLC ..................................................               Chemicals                  316,490         499,345
a Gyrus Group PLC ................................................    Health Care Equipment & Supplies       83,479         579,752
  Helphire Group PLC .............................................              Road & Rail                  76,140         551,698
  Homeserve PLC ..................................................     Commercial Services & Supplies        21,428         576,890
  IG Group Holdings PLC ..........................................     Diversified Financial Services        99,500         421,052
a Morgan Crucible Co. PLC ........................................               Machinery                   84,680         386,141
  Raymarine PLC ..................................................        Communications Equipment           95,147         653,843
  Whatman PLC ....................................................               Machinery                   97,380         559,506
                                                                                                                        -----------
                                                                                                                          5,292,996
                                                                                                                        -----------
  TOTAL COMMON STOCKS (COST $20,983,282) .........................                                                       34,850,832
                                                                                                                        -----------
  SHORT TERM INVESTMENT (COST $1,887,934) 5.0%
  UNITED STATES 5.0%
b Franklin Institutional Fiduciary Trust Money Market Portfolio,
    4.50% ........................................................           Money Market Fund            1,887,934       1,887,934
                                                                                                                        -----------
  TOTAL INVESTMENTS (COST $22,871,216) 97.1% .....................                                                       36,738,766
  OTHER ASSETS, LESS LIABILITIES 2.9% ............................                                                        1,080,961
                                                                                                                        -----------
  NET ASSETS 100.0% ..............................................                                                      $37,819,727
                                                                                                                        ===========

a Non-income producing.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                           COUNTRY                   SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 99.1%
  AEROSPACE & DEFENSE 5.1%
  Honeywell International Inc. ............................................     United States                57,400    $  2,439,500
  United Technologies Corp. ...............................................     United States                42,000       2,638,020
                                                                                                                        -----------
                                                                                                                          5,077,520
                                                                                                                        -----------
  BIOTECHNOLOGY 4.5%
a Amgen Inc. ..............................................................     United States                32,000       2,166,400
a Invitrogen Corp. ........................................................     United States                34,000       2,244,340
                                                                                                                        -----------
                                                                                                                          4,410,740
                                                                                                                        -----------
  CAPITAL MARKETS 2.4%
  Credit Suisse Group .....................................................      Switzerland                 37,000       2,323,967
                                                                                                                        -----------
  COMMUNICATIONS EQUIPMENT 9.5%
a Alcatel SA ..............................................................        France                   156,000       2,250,158
a Corning Inc. ............................................................     United States                85,600       2,365,128
a Juniper Networks Inc. ...................................................     United States               124,000       2,291,520
  QUALCOMM Inc. ...........................................................     United States                49,000       2,515,660
                                                                                                                        -----------
                                                                                                                          9,422,466
                                                                                                                        -----------
  COMPUTERS & PERIPHERALS 2.2%
a EMC Corp. ...............................................................     United States               159,000       2,148,090
                                                                                                                        -----------
  DIVERSIFIED FINANCIAL SERVICES 2.6%
  Citigroup Inc. ..........................................................     United States                52,000       2,597,400
                                                                                                                        -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
  Telenor ASA .............................................................        Norway                   125,000       1,450,740
                                                                                                                        -----------
  ENERGY EQUIPMENT & SERVICES 7.2%
  BJ Services Co. .........................................................     United States                38,900       1,480,145
  SBM Offshore NV .........................................................      Netherlands                 29,000       3,112,537
a Transocean Inc. .........................................................     United States                31,000       2,513,170
                                                                                                                        -----------
                                                                                                                          7,105,852
                                                                                                                        -----------
  FOOD & STAPLES RETAILING 2.3%
  Tesco PLC ...............................................................    United Kingdom               386,000       2,249,484
                                                                                                                        -----------
  FOOD PRODUCTS 2.5%
  Nestle SA ...............................................................      Switzerland                 8,000        2,439,831
                                                                                                                        -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 4.4%
a Boston Scientific Corp. .................................................     United States               100,000       2,324,000
a Zimmer Holdings Inc. ....................................................     United States                32,000       2,012,800
                                                                                                                        -----------
                                                                                                                          4,336,800
                                                                                                                        -----------
  HEALTH CARE PROVIDERS & SERVICES 2.4%
  Quest Diagnostics Inc. ..................................................     United States                43,000       2,396,390
                                                                                                                        -----------
  HOTELS RESTAURANTS & LEISURE 4.5%
  Carnival Corp. ..........................................................     United States                44,000       2,060,080
  McDonald's Corp. ........................................................     United States                70,000       2,419,900
                                                                                                                        -----------
                                                                                                                          4,479,980
                                                                                                                        -----------


6 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                           COUNTRY                   SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INDUSTRIAL CONGLOMERATES 4.6%
  General Electric Co. ....................................................     United States                73,000    $  2,525,070
  Tyco International Ltd. .................................................     United States                77,000       2,028,950
                                                                                                                        -----------
                                                                                                                          4,554,020
                                                                                                                        -----------
  INSURANCE 8.1%
  AFLAC Inc. ..............................................................     United States                54,000       2,567,160
  American International Group Inc. .......................................     United States                40,000       2,610,000
  Hartford Financial Services Group Inc. ..................................     United States                31,000       2,849,830
                                                                                                                        -----------
                                                                                                                          8,026,990
                                                                                                                        -----------
  IT SERVICES 2.6%
  First Data Corp. ........................................................     United States                53,000       2,527,570
                                                                                                                        -----------
  MACHINERY 7.0%
  Danaher Corp. ...........................................................     United States                38,100       2,442,591
  Eaton Corp. .............................................................     United States                30,100       2,307,165
  Komatsu Ltd. ............................................................         Japan                   100,000       2,138,028
                                                                                                                        -----------
                                                                                                                          6,887,784
                                                                                                                        -----------
  MEDIA 2.7%
  Time Warner Inc. ........................................................     United States               156,000       2,714,400
                                                                                                                        -----------
  OIL, GAS & CONSUMABLE FUELS 7.4%
  Cameco Corp. ............................................................        Canada                    36,000       1,463,400
  ConocoPhillips ..........................................................     United States                40,000       2,676,000
  Exxon Mobil Corp. .......................................................     United States                51,000       3,217,080
                                                                                                                        -----------
                                                                                                                          7,356,480
                                                                                                                        -----------
  PHARMACEUTICALS 4.5%
  Johnson & Johnson .......................................................     United States                34,000       1,992,740
  Merck & Co. Inc. ........................................................     United States                72,000       2,478,240
                                                                                                                        -----------
                                                                                                                          4,470,980
                                                                                                                        -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.6%
  Analog Devices Inc. .....................................................     United States                56,000       2,123,520
  Intel Corp. .............................................................     United States               120,000       2,397,600
                                                                                                                        -----------
                                                                                                                          4,521,120
                                                                                                                        -----------
  SOFTWARE 4.5%
  Microsoft Corp. .........................................................     United States                84,000       2,028,600
  SAP AG ..................................................................        Germany                   11,000       2,407,043
                                                                                                                        -----------
                                                                                                                          4,435,643
                                                                                                                        -----------
  THRIFTS & MORTGAGE FINANCE 2.0%
  Freddie Mac .............................................................     United States                32,000       1,953,920
                                                                                                                        -----------
  TOTAL COMMON STOCKS (COST $75,611,372) ..................................                                              97,888,167
                                                                                                                        -----------


                                         Quarterly Statements of Investments | 7

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                           COUNTRY                   SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $509,723) 0.5%
  MONEY MARKET FUND 0.5%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.50% ....     United States               509,723     $   509,723
                                                                                                                        -----------
  TOTAL INVESTMENTS (COST $76,121,095) 99.6% ..............................                                              98,397,890
  OTHER ASSETS, LESS LIABILITIES 0.4% .....................................                                                 391,961
                                                                                                                        -----------
  NET ASSETS 100.0% .......................................................                                             $98,789,851
                                                                                                                        ===========

a Non-income producing.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                                                SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 96.7%
  AEROSPACE & DEFENSE 2.5%
a Aviall Inc. ....................................................................................           11,900     $   448,630
a Teledyne Technologies Inc. .....................................................................           19,600         713,636
                                                                                                                        -----------
                                                                                                                          1,162,266
                                                                                                                        -----------
  AIR FREIGHT & LOGISTICS 1.8%
a Hub Group Inc., A ..............................................................................           16,900         830,973
                                                                                                                        -----------
  AUTO COMPONENTS 1.0%
  Superior Industries International Inc. .........................................................           24,200         455,444
                                                                                                                        -----------
  BIOTECHNOLOGY 3.7%
a Alexion Pharmaceuticals Inc. ...................................................................           16,500         560,835
a Cell Genesys Inc. ..............................................................................           86,400         587,520
a Medarex Inc. ...................................................................................           46,100         553,661
                                                                                                                        -----------
                                                                                                                          1,702,016
                                                                                                                        -----------
  CAPITAL MARKETS 3.9%
a GFI Group Inc. .................................................................................           12,200         693,936
  Greenhill & Co. Inc. ...........................................................................            7,000         496,440
a MarketAxess Holdings Inc. ......................................................................           39,200         437,472
a Thomas Weisel Partners Group Inc. ..............................................................            8,600         174,322
                                                                                                                        -----------
                                                                                                                          1,802,170
                                                                                                                        -----------
  CHEMICALS 0.9%
  Georgia Gulf Corp. .............................................................................           14,000         415,240
                                                                                                                        -----------
  COMMERCIAL BANKS 2.3%
  First Security Group Inc. ......................................................................           43,800         490,560
a Signature Bank .................................................................................           15,900         562,383
                                                                                                                        -----------
                                                                                                                          1,052,943
                                                                                                                        -----------
  COMMERCIAL SERVICES & SUPPLIES 3.4%
a Clean Harbors Inc. .............................................................................           18,600         535,308
a Korn/Ferry International .......................................................................           30,700         644,700
a TeleTech Holdings Inc. .........................................................................           30,200         387,768
                                                                                                                        -----------
                                                                                                                          1,567,776
                                                                                                                        -----------
  COMMUNICATIONS EQUIPMENT 4.5%
a Arris Group Inc. ...............................................................................           55,800         661,230
a Avocent Corp. ..................................................................................           16,400         441,816
a F5 Networks Inc. ...............................................................................            7,400         433,344
a Sonus Networks Inc. ............................................................................          102,000         506,940
                                                                                                                        -----------
                                                                                                                          2,043,330
                                                                                                                        -----------
  COMPUTERS & PERIPHERALS 4.7%
a Hutchinson Technology Inc. .....................................................................           27,000         641,790
a Hypercom Corp. .................................................................................           15,300         138,924
a Presstek Inc. ..................................................................................           37,500         448,500
a Rackable Systems Inc. ..........................................................................           17,900         919,881
                                                                                                                        -----------
                                                                                                                          2,149,095
                                                                                                                        -----------


                                         Quarterly Statements of Investments | 9

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                                                SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  DIVERSIFIED FINANCIAL SERVICES 1.8%
a IntercontinentalExchange Inc. ..................................................................           11,200     $   798,672
                                                                                                                        -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.2%
a Brightpoint Inc. ...............................................................................           24,050         805,194
a Multi-Fineline Electronix Inc. .................................................................           11,200         652,736
                                                                                                                        -----------
                                                                                                                          1,457,930
                                                                                                                        -----------
  ENERGY EQUIPMENT & SERVICES 4.4%
a Hercules Offshore Inc. .........................................................................           21,600         883,224
a Hornbeck Offshore Services Inc. ................................................................           15,300         549,423
a PHI Inc. .......................................................................................           15,200         546,896
a Warrior Energy Services Corp. ..................................................................              500          15,000
                                                                                                                        -----------
                                                                                                                          1,994,543
                                                                                                                        -----------
  FOOD & STAPLES RETAILING 0.7%
a United Natural Foods Inc. ......................................................................           10,200         326,094
                                                                                                                        -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
a American Medical Systems Holdings Inc. .........................................................           23,700         526,377
                                                                                                                        -----------
  HEALTH CARE PROVIDERS & SERVICES 8.7%
a Allion Healthcare Inc. .........................................................................           40,700         434,269
a Healthways Inc. ................................................................................           17,800         873,268
a Horizon Health Corp. ...........................................................................           29,800         622,820
a Matria Healthcare Inc. .........................................................................           12,900         395,901
a Nighthawk Radiology Holdings Inc. ..............................................................           19,500         472,485
a Sunrise Senior Living Inc. .....................................................................           16,500         613,800
a United Surgical Partners International Inc. ....................................................           16,950         559,519
                                                                                                                        -----------
                                                                                                                          3,972,062
                                                                                                                        -----------
  HOTELS RESTAURANTS & LEISURE 6.3%
a Cosi Inc. ......................................................................................           62,900         590,631
a Ruth's Chris Steak House Inc. ..................................................................           35,900         838,265
a Shuffle Master Inc. ............................................................................           19,425         717,754
a Vail Resorts Inc. ..............................................................................           18,800         706,880
                                                                                                                        -----------
                                                                                                                          2,853,530
                                                                                                                        -----------
  HOUSEHOLD DURABLES 1.5%
a Jarden Corp. ...................................................................................           20,800         707,200
                                                                                                                        -----------
  HOUSEHOLD PRODUCTS 1.9%
a Central Garden & Pet Co. .......................................................................           17,600         866,976
                                                                                                                        -----------
  INSURANCE 2.3%
  Max Re Capital Ltd. ............................................................................           26,600         651,700
  National Financial Partners Corp. ..............................................................            8,000         416,000
                                                                                                                        -----------
                                                                                                                          1,067,700
                                                                                                                        -----------
  INTERNET & CATALOG RETAIL 1.4%
a Gaiam Inc. A ...................................................................................           35,200         623,040
                                                                                                                        -----------


10 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                                                SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INTERNET SOFTWARE & SERVICES 2.4%
a Tumbleweed Communications Corp. ................................................................          146,922     $   443,704
a webMethods Inc. ................................................................................           68,000         650,760
                                                                                                                        -----------
                                                                                                                          1,094,464
                                                                                                                        -----------
  LEISURE EQUIPMENT & PRODUCTS 2.3%
a MarineMax Inc. .................................................................................           18,800         615,888
a Marvel Entertainment Inc. ......................................................................           22,650         441,902
                                                                                                                        -----------
                                                                                                                          1,057,790
                                                                                                                        -----------
  MACHINERY 5.8%
a A.S.V. Inc. ....................................................................................           15,200         380,000
a Astec Industries Inc. ..........................................................................           14,000         550,900
a Commercial Vehicle Group Inc. ..................................................................           31,900         646,294
  Greenbrier Cos. Inc. ...........................................................................           12,200         489,830
  Kaydon Corp. ...................................................................................           13,700         588,278
                                                                                                                        -----------
                                                                                                                          2,655,302
                                                                                                                        -----------
  MEDIA 1.4%
a Lions Gate Entertainment Corp. .................................................................           64,600         631,142
                                                                                                                        -----------
  METALS & MINING 1.5%
  Metal Management Inc. ..........................................................................           16,700         541,915
  Quanex Corp. ...................................................................................            3,600         153,936
                                                                                                                        -----------
                                                                                                                            695,851
                                                                                                                        -----------
  OIL, GAS & CONSUMABLE FUELS 3.7%
a EXCO Resources Inc. ............................................................................           39,500         506,785
a KCS Energy Inc. ................................................................................           22,700         666,245
  Western Refining Inc. ..........................................................................           26,300         532,049
                                                                                                                        -----------
                                                                                                                          1,705,079
                                                                                                                        -----------
  PHARMACEUTICALS 0.7%
a POZEN Inc. .....................................................................................           22,800         341,316
                                                                                                                        -----------
  REAL ESTATE 1.8%
a Trammell Crow Co. ..............................................................................           20,900         813,637
                                                                                                                        -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6.3%
a ATMI Inc. ......................................................................................           18,800         533,920
a Diodes Inc. ....................................................................................           18,950         772,023
a Micrel Inc. ....................................................................................           32,700         419,868
a Microtune Inc. .................................................................................           91,100         604,904
a Trident Microsystems Inc. ......................................................................           19,900         529,340
                                                                                                                        -----------
                                                                                                                          2,860,055
                                                                                                                        -----------
  SOFTWARE 3.4%
a Nuance Communications Inc. .....................................................................           43,500         558,105
a TIBCO Software Inc. ............................................................................           56,200         484,444
a Witness Systems Inc. ...........................................................................           21,300         497,355
                                                                                                                        -----------
                                                                                                                          1,539,904
                                                                                                                        -----------


                                        Quarterly Statements of Investments | 11

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                                                SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  SPECIALTY RETAIL 1.1%
a Guitar Center Inc. .............................................................................            9,000     $   483,840
                                                                                                                        -----------
  TEXTILES, APPAREL & LUXURY GOODS 4.2%
a Crocs Inc. .....................................................................................           25,000         747,500
a Volcom Inc. ....................................................................................           17,600         627,792
a The Warnaco Group Inc. .........................................................................           24,000         534,720
                                                                                                                        -----------
                                                                                                                          1,910,012
                                                                                                                        -----------
  TOTAL COMMON STOCKS (COST $34,786,167) .........................................................                       44,163,769
                                                                                                                        -----------
  SHORT TERM INVESTMENT (COST $2,084,757) 4.6%
  MONEY MARKET FUND 4.6%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.50% ...........................        2,084,757       2,084,757
                                                                                                                        -----------
  TOTAL INVESTMENTS (COST $36,870,924) 101.3% ....................................................                       46,248,526
  OTHER ASSETS, LESS LIABILITIES (1.3)% ..........................................................                         (583,414)
                                                                                                                        -----------
  NET ASSETS 100.0% ..............................................................................                      $45,665,112
                                                                                                                        ===========

a Non-income producing.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                               COUNTRY             SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 93.3%
  AEROSPACE & DEFENSE 1.1%
a MTU Aero Engines Holding AG ...............................................        Germany              14,560        $   526,599
                                                                                                                        -----------
  AUTO COMPONENTS 2.6%
  Nippon Seiki Co. Ltd. .....................................................         Japan               28,000            608,482
  Teikoku Piston Ring Co. Ltd. ..............................................         Japan               36,000            580,349
                                                                                                                        -----------
                                                                                                                          1,188,831
                                                                                                                        -----------
  BUILDING PRODUCTS 3.3%
  Kingspan Group PLC ........................................................        Ireland              39,930            660,105
a Pfleiderer AG .............................................................        Germany              29,015            876,574
                                                                                                                        -----------
                                                                                                                          1,536,679
                                                                                                                        -----------
  CAPITAL MARKETS 1.6%
a ABG Sundal Collier ASA ....................................................        Norway              334,610            760,397
                                                                                                                        -----------
  CHEMICALS 1.2%
  Lintec Corp. ..............................................................         Japan               22,400            567,425
                                                                                                                        -----------
  COMMERCIAL SERVICES & SUPPLIES 4.2%
a Eurofins Scientific .......................................................        France               11,330            713,751
  Fursys Inc. ...............................................................      South Korea            17,290            575,569
  Park24 Co. Ltd. ...........................................................         Japan               18,000            651,155
                                                                                                                        -----------
                                                                                                                          1,940,475
                                                                                                                        -----------
  COMMUNICATIONS EQUIPMENT 7.3%
  EVS Broadcast Equipment SA ................................................        Belgium              14,040            757,967
a Option NV .................................................................        Belgium              24,120            690,948
  Raymarine PLC .............................................................    United Kingdom          110,014            756,007
  SIM Technology Group Ltd. .................................................       Hong Kong          1,150,000            533,970
a Tandberg Television ASA ...................................................        Norway               32,450            653,145
                                                                                                                        -----------
                                                                                                                          3,392,037
                                                                                                                        -----------
  COMPUTERS & PERIPHERALS 2.8%
a Axalto Holding NV .........................................................        France               22,321            703,355
  GES International Ltd. ....................................................       Singapore            963,000            603,074
                                                                                                                        -----------
                                                                                                                          1,306,429
                                                                                                                        -----------
  CONSTRUCTION & ENGINEERING 8.0%
  Arcadis NV ................................................................      Netherlands            15,590            740,128
  Boom Logistics Ltd. .......................................................       Australia            137,259            483,871
  Chiyoda Corp. .............................................................         Japan               21,000            472,035
  Koninklijke BAM Groep NV ..................................................      Netherlands             5,990            643,656
  Samsung Engineering Co. Ltd. ..............................................      South Korea            17,250            737,914
  United Group Ltd. .........................................................       Australia             63,017            632,457
                                                                                                                        -----------
                                                                                                                          3,710,061
                                                                                                                        -----------
  DIVERSIFIED CONSUMER SERVICES 1.7%
  MegaStudy Co. Ltd. ........................................................      South Korea             7,944            787,452
                                                                                                                        -----------
  DIVERSIFIED FINANCIAL SERVICES 1.5%
  IG Group Holdings PLC .....................................................    United Kingdom          163,620            692,387
                                                                                                                        -----------


                                        Quarterly Statements of Investments | 13

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                               COUNTRY             SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRICAL EQUIPMENT 3.6%
  Nexans SA .................................................................         France               8,450        $   712,320
  Solarworld AG .............................................................        Germany               3,026            942,369
                                                                                                                        -----------
                                                                                                                          1,654,689
                                                                                                                        -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.5%
  Horiba Ltd. ...............................................................         Japan               19,100            633,927
  Iriso Electronics Co. Ltd. ................................................         Japan               13,800            529,511
                                                                                                                        -----------
                                                                                                                          1,163,438
                                                                                                                        -----------
  ENERGY EQUIPMENT & SERVICES 2.3%
a Acergy SA .................................................................         Norway              29,550            482,056
  SBM Offshore NV ...........................................................      Netherlands             5,620            603,188
                                                                                                                        -----------
                                                                                                                          1,085,244
                                                                                                                        -----------
  FOOD & STAPLES RETAILING 1.2%
  Seijo Corp. ...............................................................         Japan               19,100            571,876
                                                                                                                        -----------
  FOOD PRODUCTS 1.3%
  Unicharm Petcare Corp. ....................................................         Japan               14,900            601,809
                                                                                                                        -----------
  GAS UTILITIES 0.9%
  Rubis .....................................................................         France               5,570            439,316
                                                                                                                        -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.7%
  Elekta AB, B ..............................................................         Sweden              27,900            460,725
a Gyrus Group PLC ...........................................................     United Kingdom          75,340            523,227
  Topcon Corp. ..............................................................         Japan               35,800            719,835
                                                                                                                        -----------
                                                                                                                          1,703,787
                                                                                                                        -----------
  HEALTH CARE PROVIDERS & SERVICES 4.2%
  Amplifon SpA ..............................................................         Italy                7,917            728,333
  Parkway Holdings Ltd. .....................................................       Singapore            363,000            599,317
  Primary Health Care Ltd. ..................................................       Australia             67,474            606,446
                                                                                                                        -----------
                                                                                                                          1,934,096
                                                                                                                        -----------
  HOTELS RESTAURANTS & LEISURE 1.5%
  Hana Tour Service Inc. ....................................................      South Korea             8,529            692,628
                                                                                                                        -----------
  HOUSEHOLD DURABLES 0.6%
a Advanced Digital Broadcast Holdings SA ....................................      Switzerland             2,250            272,123
                                                                                                                        -----------
  INSURANCE 1.4%
  April Group ...............................................................         France              11,770            626,060
                                                                                                                        -----------
  IT SERVICES 1.2%
  HIQ International AB ......................................................         Sweden              88,740            536,711
                                                                                                                        -----------
  MACHINERY 12.7%
  Andritz AG ................................................................        Austria               4,590            805,021
a Charter PLC ...............................................................     United Kingdom          51,340            748,685


14 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                               COUNTRY            SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  MACHINERY (CONTINUED)
  CKD Corp. .................................................................         Japan               38,000        $   670,647
  Daifuku Co. Ltd. ..........................................................         Japan               33,000            536,044
  Inter-Roller Engineering Ltd. .............................................       Singapore            515,000            677,610
  The Japan Steel Works Ltd. ................................................         Japan               92,000            644,622
  Morita Corp. ..............................................................         Japan               71,000            574,783
  Osg Corp. .................................................................         Japan               26,000            551,321
  Toshiba Machine Co. Ltd. ..................................................         Japan               55,000            657,257
                                                                                                                        -----------
                                                                                                                          5,865,990
                                                                                                                        -----------
  MEDIA 1.4%
a CTS Eventim AG ............................................................        Germany              18,600            638,915
                                                                                                                        -----------
  METALS & MINING 2.8%
  Sumitomo Titanium Corp. ...................................................         Japan                2,900            570,884
  Tubacex SA ................................................................         Spain              108,395            723,614
                                                                                                                        -----------
                                                                                                                          1,294,498
                                                                                                                        -----------
  OFFICE ELECTRONICS 1.4%
  Neopost SA ................................................................        France                5,714            646,447
                                                                                                                        -----------
  PERSONAL PRODUCTS 1.4%
  Milbon Co. Ltd. ...........................................................         Japan               14,180            632,491
                                                                                                                        -----------
  PHARMACEUTICALS 1.8%
  Meda AB, A ................................................................        Sweden               48,076            826,570
                                                                                                                        -----------
  REAL ESTATE 0.8%
  Foncia Groupe .............................................................        France                9,270            382,534
                                                                                                                        -----------
  ROAD & RAIL 2.8%
  DSV AS, B .................................................................        Denmark               4,230            692,551
  Helphire Group PLC ........................................................    United Kingdom           81,050            587,276
                                                                                                                        -----------
                                                                                                                          1,279,827
                                                                                                                        -----------
  SPECIALTY RETAIL 2.3%
  PAL Co. Ltd. ..............................................................         Japan                7,120            522,013
  POINT Inc. ................................................................         Japan                7,870            556,960
                                                                                                                        -----------
                                                                                                                          1,078,973
                                                                                                                        -----------
  TEXTILES, APPAREL & LUXURY GOODS 5.2%
  Peace Mark (Holdings) Ltd. ................................................       Hong Kong          1,170,000            592,300
  Prime Success International Group Ltd. ....................................    Cayman Islands        1,012,000            672,209
  Seiren Co. Ltd. ...........................................................         Japan               34,000            544,227
  Koninklijke Ten Cate NV ...................................................      Netherlands            20,400            594,681
                                                                                                                        -----------
                                                                                                                          2,403,417
                                                                                                                        -----------
  TRADING COMPANIES & DISTRIBUTORS 1.0%
  Advan Co. Ltd. ............................................................         Japan               25,800            474,589
                                                                                                                        -----------
  TOTAL COMMON STOCKS (COST $29,432,491) ....................................                                            43,214,800
                                                                                                                        -----------


                                        Quarterly Statements of Investments | 15

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                               COUNTRY            SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $2,815,000) 6.1%
  TIME DEPOSIT 6.1%
  Royal Bank of Scotland, 4.85%, 5/01/06 ....................................     United Kingdom       2,815,000        $ 2,815,000
                                                                                                                        -----------
  TOTAL INVESTMENTS (COST $32,247,491) 99.4% ................................                                            46,029,800
  OTHER ASSETS, LESS LIABILITIES 0.6% .......................................                                               297,162
                                                                                                                        -----------
  NET ASSETS 100.0% .........................................................                                           $46,326,962
                                                                                                                        ===========

a Non-income producing.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                        COUNTRY      PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 114.8%
    CORPORATE BONDS 19.7%
    AEROSPACE & DEFENSE 0.5%
    B.F. Goodrich Corp., 6.80%, 2/01/18 .....................................     United States       $  105,000        $   108,024
                                                                                                                        -----------
    CAPITAL MARKETS 1.8%
    Goldman Sachs Group Inc., 6.345%, 2/15/34 ...............................     United States          190,000            182,839
    Morgan Stanley, sub. note, 4.75%, 4/01/14 ...............................     United States          205,000            189,892
                                                                                                                        -----------
                                                                                                                            372,731
                                                                                                                        -----------
    COMMERCIAL BANKS 2.4%
  a BNP Paribas, sub. note, 144A, 5.186%, Perpetual .........................         France             210,000            194,389
    Wachovia Capital Trust I, 5.80%, Perpetual ..............................     United States          300,000            294,420
                                                                                                                        -----------
                                                                                                                            488,809
                                                                                                                        -----------
    COMMERCIAL SERVICES & SUPPLIES 0.2%
    R. R. Donnelley & Sons Co., 5.50%, 5/15/15 ..............................     United States           45,000             42,004
                                                                                                                        -----------
    CONSUMER FINANCE 1.0%
    Residential Capital Corp., senior note, 6.375%, 6/30/10 .................     United States          195,000            194,347
                                                                                                                        -----------
    DIVERSIFIED FINANCIAL SERVICES 5.5%
    Core Investment Grade Bond Trust I, Pass-Through Certificates, 2002-1,
      4.659%, 11/30/07 ......................................................     United States          594,470            587,137
  b General Electric Capital Corp., FRN, 4.88%, 3/04/08 .....................     United States          345,000            345,329
    HSBC Capital Funding LP, 4.61%, Perpetual ...............................     Jersey Islands         205,000            187,379
                                                                                                                        -----------
                                                                                                                          1,119,845
                                                                                                                        -----------
    DIVERSIFIED TELECOMMUNICATION SERVICES 3.1%
    Ameritech Capital Funding Corp., 6.25%, 5/18/09 .........................     United States          250,000            253,233
  c Hutchison Whampoa International Ltd., senior note, Reg S, 6.50%,
      2/13/13 ...............................................................       Hong Kong            190,000            194,560
    Sprint Capital Corp., 6.90%, 5/01/19 ....................................     United States          180,000            190,899
                                                                                                                        -----------
                                                                                                                            638,692
                                                                                                                        -----------
    ELECTRIC UTILITIES 0.4%
    Exelon Corp., 4.90%, 6/15/15 ............................................     United States           95,000             87,524
                                                                                                                        -----------
    MEDIA 1.9%
  a News America Inc., 144A, 6.40%, 12/15/35 ................................     United States          200,000            189,631
    TCI Communications Inc., senior note, 8.75%, 8/01/15 ....................     United States          165,000            191,839
                                                                                                                        -----------
                                                                                                                            381,470
                                                                                                                        -----------
    OIL, GAS & CONSUMABLE FUELS 1.9%
  a Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 .............     United States          403,048            393,938
                                                                                                                        -----------
    REAL ESTATE 1.0%
    Simon Property Group LP, 5.10%, 6/15/15 .................................     United States          205,000            192,218
                                                                                                                        -----------
    TOTAL CORPORATE BONDS (COST $4,144,565)                                                                               4,019,602
                                                                                                                        -----------
    MORTGAGE-BACKED SECURITIES 34.8%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 14.8%
  d FHLMC Gold 30 Year, 5.50%, 5/01/33 ......................................     United States        3,113,000          3,024,472
                                                                                                                        -----------
  b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 1.2%
    FNMA, 3.404%, 3/01/34 ...................................................     United States          238,919            239,531
                                                                                                                        -----------


                                        QUARTERLY STATEMENTS OF INVESTMENTS | 17

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                        COUNTRY      PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 18.8%
  d FNMA 15 Year, 5.50%, 5/01/14 ............................................     United States       $2,459,000        $ 2,440,558
  d FNMA 30 Year, 5.00%, 5/15/35 ............................................     United States        1,481,000          1,400,934
                                                                                                                        -----------
                                                                                                                          3,841,492
                                                                                                                        -----------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $7,101,838) ......................                                             7,105,495
                                                                                                                        -----------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES 29.5%
    CAPITAL MARKETS 1.2%
  b Granite Master Issuer PLC, 2005-2, A1, FRN, 5.121%, 6/20/30 .............     United States          254,847            254,847
                                                                                                                        -----------
    COMMERCIAL SERVICES & SUPPLIES 1.2%
    Banc of America Commercial Mortgage Inc., 2005-5, D, 5.401%,
      10/10/45 ..............................................................     United States          269,000            256,845
                                                                                                                        -----------
    CONSUMER FINANCE 10.1%
  b American Express Credit Account Master Trust, 2003-3, A, FRN, 5.011%,
      11/15/10 ..............................................................     United States          700,000            701,790
  b Ameriquest Mortgage Securities Inc., 2005-R8, A2A, FRN, 5.069%,
      10/25/35 ..............................................................     United States          278,991            279,202
    Citigroup/Deutsche Bank Commercial Mortgage Trust, 2005-CD1, E, 5.40%,
      7/15/44 ...............................................................     United States          176,000            168,493
    LB-UBS Commercial Mortgage Trust,
       2005-C7, E, 5.35%, 11/15/40 ..........................................     United States          125,000            120,026
       2005-C7, F, 5.35%, 11/15/40 ..........................................     United States          125,000            119,852
       2006-C1, A4, 5.156%, 2/15/31 .........................................     United States          700,000            671,424
                                                                                                                        -----------
                                                                                                                          2,060,787
                                                                                                                        -----------
    DIVERSIFIED FINANCIAL SERVICES 12.3%
    Greenwich Capital Commercial Funding Corp., 2005-GG5, D, 5.547%,
      4/10/37 ...............................................................     United States          249,000            239,693
  b Permanent Financing PLC, 7, 2A, FRN, 4.920%, 9/10/14 ....................     United States          250,000            249,303
  b Popular ABS Mortgage Pass-Through Trust, 2006-A, A1, FRN, 5.049%,
      2/25/36 ...............................................................     United States          620,155            620,567
  b SLM Student Loan Trust,
       2004-2, A2, FRN, 5.120%, 4/25/13 .....................................     United States          489,717            489,997
       2004-9, A2, FRN, 5.120%, 10/25/12 ....................................     United States           38,884             38,821
       2005-4, A1, FRN, 5.110%, 10/26/15 ....................................     United States          209,571            209,751
       2006-1, A2, FRN, 5.110%, 1/26/15 .....................................     United States          661,000            660,587
                                                                                                                        -----------
                                                                                                                          2,508,719
                                                                                                                        -----------
    THRIFTS & MORTGAGE FINANCE 4.7%
a,b Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN, 5.409%,
      9/25/34 ...............................................................     United States           55,906             56,144
    CS First Boston Mortgage Securities Corp., 2004-1, 5A1, 5.50%,
      2/25/19 ...............................................................     United States           30,024             29,788
  b Indymac Index Mortgage Loan Trust, 2006-AR6, 2A1C, FRN, 5.062%,
      4/30/20 ...............................................................     United States          700,000            700,000
  b Washington Mutual Inc., 2004-AR2, A, FRN, 5.288%, 4/25/44 ...............     United States          166,156            167,473
                                                                                                                        -----------
                                                                                                                            953,405
                                                                                                                        -----------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES (COST $6,080,512) ..........................................                                             6,034,603
                                                                                                                        -----------


18 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                        COUNTRY      PRINCIPAL AMOUNT e        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $303,862) 1.6%
  c Government of Russia, Reg S, 12.75%, 6/24/28 ............................        Russia           $  190,000        $   332,595
                                                                                                                        -----------
    U.S. GOVERNMENT AND AGENCY SECURITIES 26.6%
    U.S. Treasury Bond,
        4.50%, 2/15/36 ......................................................     United States           83,000             74,583
        4.875%, 2/15/12 .....................................................     United States          490,000            488,354
        5.375%, 2/15/31 .....................................................     United States          534,000            542,177
        7.25%, 8/15/22 ......................................................     United States          271,000            328,080
    U.S. Treasury Note,
        4.00%, 8/31/07 ......................................................     United States          252,000            249,145
        4.25%, 8/15/15 ......................................................     United States          191,000            179,652
        4.50%, 2/28/11 ......................................................     United States        2,912,000          2,859,677
        4.50%, 11/15/15 .....................................................     United States           68,000             65,099
        4.75%, 5/15/14 ......................................................     United States          654,000            642,019
                                                                                                                        -----------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $5,519,277) ...........                                             5,428,786
                                                                                                                        -----------

                                                                                                   ----------------
                                                                                                        SHARES
                                                                                                   ----------------
    PREFERRED STOCK (COST $570,274) 2.6%
    COMMUNICATIONS EQUIPMENT 2.6%
  a Centaur Funding Corp., 9.08%, pfd., B, 144A .............................     United States              448            531,440
                                                                                                                        -----------
    TOTAL LONG TERM INVESTMENTS (COST $23,720,328) ..........................                                            23,452,521
                                                                                                                        -----------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
    SHORT TERM INVESTMENTS 22.9%
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,057,359) 5.2%
  f FHLB, 5/19/06 ...........................................................     United States       $1,060,000          1,057,458
                                                                                                                        -----------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $24,777,687) ...........                                            24,509,979
                                                                                                                        -----------

                                                                                                   ----------------
                                                                                                        SHARES
                                                                                                   ----------------
    MONEY MARKET FUND (COST $3,630,972) 17.7%
  g Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.50% ....     United States        3,630,972          3,630,972
                                                                                                                        -----------
    TOTAL INVESTMENTS (COST $28,408,659) 137.7% .............................                                            28,140,951
    OTHER ASSETS, LESS LIABILITIES (37.7)% ..................................                                            (7,708,195)
                                                                                                                        -----------
    NET ASSETS 100.0% .......................................................                                           $20,432,756
                                                                                                                        ===========

See Selected Portfolio Abbreviations on page 29.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2006, the aggregate value of these securities was $1,365,542, representing 6.68% of net assets.

b The coupon rate shown represents the rate at period end.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2006, the aggregate value of these securities was $527,155, representing 2.58% of net assets.

d Security purchased on a to-be-announced basis.

e The principal amount is stated in U.S. dollars unless otherwise indicated.

f The security is traded on a discount basis with no stated coupon rate.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                                   COUNTRY      PRINCIPAL AMOUNT d       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 121.2%
    CORPORATE BONDS 20.8%
    AEROSPACE & DEFENSE 0.5%
    B.F. Goodrich Corp., 6.80%, 2/01/18 .....................................     United States          450,000       $    462,959
                                                                                                                       ------------
    AIRLINES 1.1%
  a Continental Airlines Inc., FRN, 5.74%, 12/06/07 .........................     United States        1,120,000          1,123,177
                                                                                                                       ------------
    AUTOMOBILES 1.0%
    Ford Motor Credit Co.,
       5.70%, 1/15/10 .......................................................     United States          260,000            228,750
       7.875%, 6/15/10 ......................................................     United States          275,000            254,182
       8.625%, 11/01/10 .....................................................     United States          500,000            473,369
                                                                                                                       ------------
                                                                                                                            956,301
                                                                                                                       ------------
    CAPITAL MARKETS 1.8%
    Goldman Sachs Group Inc., 6.345%, 2/15/34 ...............................     United States          930,000            894,948
    Morgan Stanley, sub. note, 4.75%, 4/01/14 ...............................     United States          965,000            893,882
                                                                                                                       ------------
                                                                                                                          1,788,830
                                                                                                                       ------------
    COMMERCIAL BANKS 1.0%
  b BNP Paribas, sub. note, 144A, 5.186%, Perpetual .........................        France            1,065,000            985,828
                                                                                                                       ------------
    COMMERCIAL SERVICES & SUPPLIES 0.2%
    R. R. Donnelley & Sons Co., 5.50%, 5/15/15 ..............................     United States          220,000            205,353
                                                                                                                       ------------
    CONSUMER FINANCE 1.0%
    General Motors Acceptance Corp.,
       7.00%, 2/01/12 .......................................................     United States          575,000            540,526
       6.75%, 12/01/14 ......................................................     United States          530,000            483,815
                                                                                                                       ------------
                                                                                                                          1,024,341
                                                                                                                       ------------
    DIVERSIFIED FINANCIAL SERVICES 5.3%
    Core Investment Grade Bond Trust I, Pass-Through Certificates, 2002-1,
      4.659%, 11/30/07 ......................................................     United States        1,226,668          1,211,537
  a General Electric Capital Corp., FRN,
       5.060%, 9/18/06 ......................................................     United States          120,000            120,058
       4.88%, 3/04/08 .......................................................     United States        2,040,000          2,041,948
    HSBC Capital Funding LP, 4.61%, Perpetual ...............................    Jersey Islands        1,085,000            991,735
    RBS Capital Trust III, 5.512%, Perpetual ................................     United States          920,000            876,403
                                                                                                                       ------------
                                                                                                                          5,241,681
                                                                                                                       ------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 1.9%
  c Hutchison Whampoa International Ltd., senior note, Reg S, 6.50%,
      2/13/13 ...............................................................       Hong Kong            900,000            921,600
    Sprint Capital Corp., 6.90%, 5/01/19 ....................................     United States          870,000            922,676
                                                                                                                       ------------
                                                                                                                          1,844,276
                                                                                                                       ------------
    ELECTRIC UTILITIES 1.5%
    Consumers Energy Co., C, 4.25%, 4/15/08 .................................     United States          985,000            961,348
    Exelon Corp., 4.90%, 6/15/15 ............................................     United States          540,000            497,504
                                                                                                                       ------------
                                                                                                                          1,458,852
                                                                                                                       ------------
    ELECTRICAL EQUIPMENT 0.8%
    Elektrownia Turow BV, 9.75%, 3/14/11 ....................................        Poland              545,000 EUR        788,451
                                                                                                                       ------------


20 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                                   COUNTRY      PRINCIPAL AMOUNT d       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    FOOD & STAPLES RETAILING 0.2%
    Stater Brothers Holdings Inc., senior note, 8.125%, 6/15/12 .............     United States          185,000       $    185,925
                                                                                                                       ------------
    FOOD PRODUCTS 0.1%
    Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ......................     United States           90,000             91,125
                                                                                                                       ------------
    HOTELS RESTAURANTS & LEISURE 0.5%
    Host Marriott LP, senior note, K, 7.125%, 11/01/13 ......................     United States          195,000            198,900
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 .................     United States          305,000            301,187
                                                                                                                       ------------
                                                                                                                            500,087
                                                                                                                       ------------
    MACHINERY 0.2%
    Case New Holland Inc., senior note, 9.25%, 8/01/11 ......................     United States          160,000            170,800
                                                                                                                       ------------
    MEDIA 2.5%
    Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 .....................     United States          200,000            201,500
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..................     United States          275,000            255,750
  b News America Inc., 144A, 6.40%, 12/15/35 ................................     United States        1,070,000          1,014,525
    TCI Communications Inc., senior note, 8.75%, 8/01/15 ....................     United States          910,000          1,058,021
                                                                                                                       ------------
                                                                                                                          2,529,796
                                                                                                                       ------------
    OIL, GAS & CONSUMABLE FUELS 1.0%
    Chesapeake Energy Corp., senior note, 6.375%, 6/15/15 ...................     United States          115,000            110,688
  b Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 .............     United States          933,891            912,783
                                                                                                                       ------------
                                                                                                                          1,023,471
                                                                                                                       ------------
    WIRELESS TELECOMMUNICATION SERVICES 0.2%
    Rogers Wireless Inc., senior secured note, 7.25%, 12/15/12 ..............         Canada             245,000            255,106
                                                                                                                       ------------
    TOTAL CORPORATE BONDS (COST $21,164,036) ................................                                            20,636,359
                                                                                                                       ------------
    MORTGAGE-BACKED SECURITIES 36.2%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 16.0%
    FHLMC 15 Year, 4.741%, 9/01/24 ..........................................     United States        1,186,440          1,190,044
  e FHLMC Gold 30 Year, 5.50%, 5/01/33 ......................................     United States       15,051,000         14,622,979
                                                                                                                       ------------
                                                                                                                         15,813,023
                                                                                                                       ------------
  a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 1.1%
    FNMA, 3.404%, 3/01/34 ...................................................     United States        1,139,459          1,142,377
                                                                                                                       ------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 19.1%
  e FNMA 15 Year, 5.50%, 5/01/14 ............................................     United States       11,896,000         11,806,780
    FNMA 30 Year, 6.50%, 10/01/34 ...........................................     United States          377,117            383,795
  e FNMA 30 Year, 5.00%, 5/15/35 ............................................     United States        7,158,000          6,771,024
                                                                                                                       ------------
                                                                                                                         18,961,599
                                                                                                                       ------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $35,912,858) .....................                                            35,916,999
                                                                                                                       ------------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES 22.6%
    CAPITAL MARKETS 1.2%
  a Granite Master Issuer PLC, 2005-2, A1, FRN, 5.121%, 6/20/30 .............     United States        1,201,420          1,201,420
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 21

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                                   COUNTRY      PRINCIPAL AMOUNT d       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES (CONTINUED)
    COMMERCIAL BANKS 1.7%
  a Citibank Credit Card Issuance Trust, 2003-A9, A9, FRN, 2.93%,
      11/22/10 ..............................................................     United States        1,700,000       $  1,704,149
                                                                                                                       ------------
    COMMERCIAL SERVICES & SUPPLIES 1.0%
    Banc of America Commercial Mortgage Inc., 2005-5, D, 5.401%,
      10/10/45 ..............................................................     United States        1,051,000          1,003,511
                                                                                                                       ------------
    CONSUMER FINANCE 5.5%
  a American Express Credit Account Master Trust, 2003-3, A, FRN,
      5.011%, 11/15/10 ......................................................     United States        2,300,000          2,305,882
  a Ameriquest Mortgage Securities Inc., 2005-R8, A2A, FRN, 5.069%,
      10/25/35 ..............................................................     United States        1,082,066          1,082,885
    Citigroup/Deutsche Bank Commercial Mortgage Trust, 2005-CD1, E,
      5.40%, 7/15/44 ........................................................     United States          730,000            698,864
    LB-UBS Commercial Mortgage Trust, 2005-C7,
       E, 5.35%, 11/15/40 ...................................................     United States          679,000            651,980
       F, 5.35%, 11/15/40 ...................................................     United States          679,000            651,038
                                                                                                                       ------------
                                                                                                                          5,390,649
                                                                                                                       ------------
    DIVERSIFIED FINANCIAL SERVICES 9.4%
    Greenwich Capital Commercial Funding Corp., 2005-GG5, D, 5.547%,
      4/10/37 ...............................................................     United States        1,032,000            993,427
  a Permanent Financing PLC, 7, 2A, FRN, 4.920%, 9/10/14 ....................     United States        1,470,000          1,465,901
  a Popular ABS Mortgage Pass-Through Trust, 2006-A, A1, FRN, 5.049%,
      2/25/36 ...............................................................     United States        2,300,482          2,302,013
  a SLM Student Loan Trust,
       2002-3, A4, FRN, 1.80%, 10/25/16 .....................................     United States          456,275            458,791
       2004-9, A2, FRN, 5.120%, 10/25/12 ....................................     United States           51,845             51,761
       2005-4, A1, FRN, 5.110%, 10/26/15 ....................................     United States        1,612,299          1,613,686
       2006-1, A2, FRN, 5.110%, 1/26/15 .....................................     United States        2,452,000          2,450,467
                                                                                                                       ------------
                                                                                                                          9,336,046
                                                                                                                       ------------
    THRIFTS & MORTGAGE FINANCE 3.8%
a,b Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN,
      5.409%, 9/25/34 .......................................................     United States           27,953             28,072
  a Indymac Index Mortgage Loan Trust, 2006-AR6, 2A1C, FRN, 5.062%,
      4/30/20 ...............................................................     United States        2,300,000          2,300,000
    Master Alternative Loans Trust,
       2003-3, 1A1, 6.50%, 5/25/33 ..........................................     United States          102,143            102,240
       2003-7, 6A1, 6.50%, 12/25/33 .........................................     United States          194,144            194,738
  a Washington Mutual Inc., 2004-AR2, A, FRN, 5.288%, 4/25/44 ...............     United States        1,088,756          1,097,392
                                                                                                                       ------------
                                                                                                                          3,722,442
                                                                                                                       ------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES (COST $22,513,964) .........................................                                            22,358,217
                                                                                                                       ------------


22 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                                   COUNTRY      PRINCIPAL AMOUNT d       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 9.5%
    Government of Germany, 2.75%, 12/14/07 ..................................        Germany             874,000 EUR   $  1,092,908
    Government of Indonesia, 12.00%, 9/15/11 ................................       Indonesia      9,000,000,000 IDR      1,033,438
  a Government of Japan, FRN, 1.20%, 3/20/21 ................................         Japan          119,000,000 JPY      1,044,345
    Government of Mexico, 9.50%, 12/18/14 ...................................         Mexico              94,500 MXN        903,391
  c Government of Russia, Reg S, 12.75%, 6/24/28 ............................         Russia           1,062,000          1,859,031
    Government of Singapore, 2.625%, 4/01/10 ................................       Singapore          3,250,000 SGD      2,015,767
    Government of Sweden, 6.50%, 5/05/08 ....................................         Sweden           6,395,000 SEK        927,571
  f Mexican Udibonos, Inflation-Indexed Note, 4.50%, 11/22/35 ...............         Mexico              56,067 MXN        499,247
                                                                                                                       ------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $9,155,244) .....................................................                                             9,375,698
                                                                                                                       ------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 23.5%
    GOVERNMENT BONDS 23.5%
    U.S. Treasury Bond,
       4.875%, 2/15/12 ......................................................     United States        2,169,000          2,161,714
       5.375%, 2/15/31 ......................................................     United States        1,625,000          1,649,884
       4.50%, 2/15/36 .......................................................     United States        1,545,000          1,388,327
    U.S. Treasury Note,
       4.25%, 8/15/15 .......................................................     United States          473,000            444,897
       4.50%, 2/28/11 .......................................................     United States       11,176,000         10,975,190
       4.50%, 11/15/15 ......................................................     United States        3,696,000          3,538,343
       4.75%, 5/15/14 .......................................................     United States        3,166,000          3,107,999
                                                                                                                       ------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $23,797,156) ....................................................                                            23,266,354
                                                                                                                       ------------

                                                                                                   ----------------
                                                                                                        SHARES
                                                                                                   ----------------
    PREFERRED STOCK (COST $2,169,136) 2.0%
    COMMUNICATIONS EQUIPMENT 2.0%
  b Centaur Funding Corp., 9.08%, pfd., B, 144A .............................     United States            1,683          1,996,459
                                                                                                                       ------------
    TOTAL LONG TERM INVESTMENTS (COST $114,712,394) .........................                                           113,550,086
                                                                                                                       ------------

                                                                                                  ------------------
                                                                                                  PRINCIPAL AMOUNT d
                                                                                                  ------------------
    PRINCIPAL AMOUNTC
    SHORT TERM INVESTMENTS 20.2%
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $6,543,658) 6.6%
  g FHLB, 5/19/06 ...........................................................     United States        6,560,000          6,544,269
                                                                                                                       ------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $121,256,052) ..........                                           120,094,355
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 23

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                                   COUNTRY            SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MONEY MARKET FUND (COST $13,461,800) 13.6.%
  h Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.50% ....     United States       13,461,800       $ 13,461,800
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $134,717,852) 134.8% ............................                                           133,556,155
    NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.0)% i ..............                                               (32,206)
    OTHER ASSETS, LESS LIABILITIES (34.8)% ..................................                                           (34,465,921)
                                                                                                                       ------------
    NET ASSETS 100.0% .......................................................                                          $ 99,058,028
                                                                                                                       ============

See Currency and Selected Portfolio Abbreviations on page 29.

a The coupon rate shown represents the rate at period end.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2006, the aggregate value of these securities was $4,937,667, representing 4.98% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2006, the aggregate value of these securities was $2,780,631, representing 2.81% of net assets.

d The principal amount is stated in U.S. dollars unless otherwise indicated.

e Security purchased on a to-be-announced basis.

f Principal amount of security is adjusted for inflation.

g The security is traded on a discount basis with no stated coupon rate.

h The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

i Rounds to less than 0.1% of net assets.


24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TEMPLETON HIGH INCOME FUND                                               COUNTRY     PRINCIPAL AMOUNT c      VALUE
------------------------------------------------------------------------------------------------------------------------------------
      CORPORATE BONDS 97.8%
      COMMERCIAL SERVICES 4.4%
      Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ....................     United States     $   100,000       $  110,625
      JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ...............     United States          75,000           76,969
      Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ......................     United States          50,000           50,375
      United Rentals North America Inc., senior sub. note, 7.75%, 11/15/13 .....     United States          75,000           75,750
                                                                                                                         ----------
                                                                                                                            313,719
                                                                                                                         ----------
      COMMUNICATIONS 10.0%
      Dobson Cellular Systems Inc., senior secured note, 9.875%, 11/01/12 ......     United States          75,000           82,312
      Inmarsat Finance PLC, senior note, zero cpn. to 11/15/08,
        10.375% thereafter, 11/15/12 ...........................................     United Kingdom        100,000           86,500
      Intelsat Bermuda Ltd., senior note, 8.25%, 1/15/13 .......................        Bermuda            100,000          102,375
      Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ........       Luxembourg           75,000           84,000
    a Nordic Telephone Co. Holdings., senior note, 144A, 8.875%, 5/01/16 .......        Denmark             75,000           78,000
      Qwest Communications International Inc., senior note, 7.50%, 2/15/14 .....     United States         100,000          101,250
      Rogers Wireless Inc., senior secured note, 7.25%, 12/15/12 ...............         Canada            100,000          104,125
    a Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 .........         Italy              75,000           83,250
                                                                                                                         ----------
                                                                                                                            721,812
                                                                                                                         ----------
      CONSUMER DURABLES 6.3%
      Ford Motor Credit Co., 5.625%, 10/01/08 ..................................     United States         100,000           91,074
      General Motors Acceptance Corp., 6.875%, 8/28/12 .........................     United States         150,000          139,946
      General Motors Corp., senior deb., 8.25%, 7/15/23 ........................     United States          50,000           36,500
      Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .....................     United States          75,000           74,812
      KB Home, senior note, 6.25%, 6/15/15 .....................................     United States          75,000           70,290
      William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ...................     United States          50,000           43,375
                                                                                                                         ----------
                                                                                                                            455,997
                                                                                                                         ----------
      CONSUMER NON-DURABLES 3.6%
    a Nutro Products Inc., senior sub. note, 144A, 10.75%, 4/15/14 .............     United States          75,000           78,000
      Smithfield Foods Inc., senior note, 7.00%, 8/01/11 .......................     United States         100,000           98,750
      Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ..................     United States         100,000           84,500
                                                                                                                         ----------
                                                                                                                            261,250
                                                                                                                         ----------
      CONSUMER SERVICES 19.4%
    b Adelphia Communications Corp., senior note, 10.875%, 10/01/10 ............     United States          50,000           23,750
      AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12 ................     United States          75,000           76,125
      Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ......................     United States          75,000           74,625
      CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .....................         Canada             75,000           76,406
      CCH I LLC, senior secured note, 11.00%, 10/01/15 .........................     United States          25,000           22,375
      CCH II LLC, senior note, 10.25%, 9/15/10 .................................     United States         100,000          101,250
      CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ..........................     United States          50,000           50,250
      DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 .......................     United States          50,000           53,688
      EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ........................     United States         100,000           97,875
      Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ...................     United States          50,000           48,938
    a Hertz Corp., senior note, 144A, 8.875%, 1/01/14 ..........................     United States          75,000           80,062
      Liberty Media Corp., senior note, 5.70%, 5/15/13 .........................     United States         100,000           93,556
      LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...................     United States          75,000           69,750
      MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 ............................     United States         125,000          121,719
      Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ...........     United States          75,000           81,000
    a Quebecor Media Inc., senior note, 144A, 7.75%, 3/15/16 ...................         Canada             75,000           77,250


                                        Quarterly Statements of Investments | 25

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TEMPLETON HIGH INCOME FUND                                               COUNTRY     PRINCIPAL AMOUNT c      VALUE
------------------------------------------------------------------------------------------------------------------------------------
      CORPORATE BONDS (CONTINUED)
      CONSUMER SERVICES (CONTINUED)
      Radio One Inc., senior sub. note, 6.375%, 2/15/13 ........................     United States     $    50,000       $   47,250
      Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ................     United States         100,000          103,874
      Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ..................     United States         100,000           98,750
                                                                                                                         ----------
                                                                                                                          1,398,493
                                                                                                                         ----------
      ELECTRONIC TECHNOLOGY 4.8%
      DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 .................     United States          75,000           77,344
      L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 ..............     United States         100,000           94,500
      Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 ......................     United States          50,000           48,125
    a Solectron Global Finance Ltd., senior sub. note, 144A, 8.00%, 3/15/16 ....     United States          75,000           76,312
      Xerox Corp., senior note, 7.125%, 6/15/10 ................................     United States          50,000           51,750
                                                                                                                         ----------
                                                                                                                            348,031
                                                                                                                         ----------
      ENERGY MINERALS 5.1%
      Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 .....................     United States         100,000           95,250
    a Mariner Energy Inc., senior note, 144A, 7.50%, 4/15/13 ...................     United States          75,000           74,625
    a Massey Energy Co., senior note, 144A, 6.875%, 12/15/13 ...................     United States          75,000           72,563
      Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ....................     United States          50,000           50,625
      Plains Exploration & Production Co., senior note, 7.125%, 6/15/14 ........     United States          75,000           76,312
                                                                                                                         ----------
                                                                                                                            369,375
                                                                                                                         ----------
      HEALTH SERVICES 6.4%
      DaVita Inc., senior sub. note, 7.25%, 3/15/15 ............................     United States          75,000           75,375
      Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .................        Germany             75,000           76,875
      HCA Inc., senior note, 8.75%, 9/01/10 ....................................     United States         100,000          108,808
      Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ....................     United States         100,000           93,250
      United Surgical Partners International Inc., senior sub. note, 10.00%,
        12/15/11 ...............................................................     United States          50,000           53,562
      Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14 ....     United States          50,000           51,875
                                                                                                                         ----------
                                                                                                                            459,745
                                                                                                                         ----------
      INDUSTRIAL SERVICES 5.6%
      Allied Waste North America Inc., senior secured note, B, 5.75%, 2/15/11 ..     United States          75,000           72,000
    a Copano Energy LLC, senior note, 144A, 8.125%, 3/01/16 ....................     United States          75,000           77,437
      El Paso Corp., senior note, 7.875%, 6/15/12 ..............................     United States         100,000          104,000
      El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 .................     United States          50,000           52,062
      Hanover Compressor Co., senior note, 7.50%, 4/15/13 ......................     United States          50,000           50,438
      Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ...............     United States          50,000           47,750
                                                                                                                         ----------
                                                                                                                            403,687
                                                                                                                         ----------
      NON-ENERGY MINERALS 1.4%
    a Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ..........................         Canada            100,000           97,500
                                                                                                                         ----------
      PROCESS INDUSTRIES 10.1%
      Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15 .........         Canada             50,000           50,750
    a Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 ........................        Germany             75,000           74,719
      BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ............     United States         100,000          110,500


26 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TEMPLETON HIGH INCOME FUND                                               COUNTRY     PRINCIPAL AMOUNT c      VALUE
------------------------------------------------------------------------------------------------------------------------------------
      CORPORATE BONDS (CONTINUED)
      PROCESS INDUSTRIES (CONTINUED)
    a Crown Americas Inc., senior note, 144A, 7.75%, 11/15/15 ..................     United States     $    75,000       $   77,437
      Graphic Packaging International Corp., senior note, 8.50%, 8/15/11 .......     United States          75,000           75,375
      JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ........................        Ireland             75,000           69,750
      Nalco Co., senior sub. note, 8.875%, 11/15/13 ............................     United States         100,000          103,750
      Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 ........     United States         100,000           96,500
      Rhodia SA, senior note, 10.25%, 6/01/10 ..................................        France              64,000           71,840
                                                                                                                         ----------
                                                                                                                            730,621
                                                                                                                         ----------
      PRODUCER MANUFACTURING 5.4%
      Case New Holland Inc., senior note, 9.25%, 8/01/11 .......................     United States         100,000          106,750
      Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ...............     United States          75,000           75,375
    a Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .........................    United Kingdom          75,000           79,500
      Nortek Inc., senior sub. note, 8.50%, 9/01/14 ............................     United States          75,000           77,250
      TRW Automotive Inc., senior note, 9.375%, 2/15/13 ........................     United States          50,000           54,000
                                                                                                                         ----------
                                                                                                                            392,875
                                                                                                                         ----------
      REAL ESTATE DEVELOPMENT 0.7%
      Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ...............     United States          50,000           52,063
                                                                                                                         ----------
      REAL ESTATE INVESTMENT TRUSTS 1.8%
      Host Marriott LP, senior note, K, 7.125%, 11/01/13 .......................     United States         125,000          127,500
                                                                                                                         ----------
      RETAIL TRADE 2.1%
    a GSC Holdings Corp., senior note, 144A, 8.00%, 10/01/12 ...................     United States          75,000           75,469
      Rite Aid Corp., senior note, 9.25%, 6/01/13 ..............................     United States          75,000           73,969
                                                                                                                         ----------
                                                                                                                            149,438
                                                                                                                         ----------
      TECHNOLOGY SERVICES 2.3%
    a SunGard Data Systems Inc., senior note, 144A, 9.125%, 8/15/13 ............     United States         100,000          107,250
      UGS Corp., senior sub. note, 10.00%, 6/01/12 .............................     United States          50,000           54,875
                                                                                                                         ----------
                                                                                                                            162,125
                                                                                                                         ----------
      UTILITIES 8.4%
    a Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ....................     United States          75,000           81,938
      Aquila Inc., senior note, 9.95%, 2/01/11 .................................     United States          50,000           55,625
a,b,d Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 .................     United States          50,000           46,000
    a Dynegy Holdings Inc., senior note, 144A, 8.375%, 5/01/16 .................     United States          75,000           75,000
      Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ..............     United States          50,000           54,250
    a Mirant North America LLC, senior note, 144A, 7.375%, 12/31/13 ............     United States          75,000           75,656
      NRG Energy Inc., senior note, 7.375%, 2/01/16 ............................     United States         100,000          101,125
      TXU Corp., senior note, 5.55%, 11/15/14 ..................................     United States         125,000          116,784
                                                                                                                         ----------
                                                                                                                            606,378
                                                                                                                         ----------
      TOTAL CORPORATE BONDS (COST $6,986,527) ..................................                                          7,050,609
                                                                                                                         ----------


                                        Quarterly Statements of Investments | 27

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TEMPLETON HIGH INCOME FUND                                               COUNTRY           SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENT (COST $26,749) 0.4%
      MONEY MARKET FUND 0.4%
    e Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.50% .....     United States          26,749       $   26,749
                                                                                                                         ----------
      TOTAL INVESTMENTS (COST $7,013,276) 98.2% ................................                                          7,077,358
      OTHER ASSETS, LESS LIABILITIES 1.8% ......................................                                            132,820
                                                                                                                         ----------
      NET ASSETS 100.0% ........................................................                                         $7,210,178
                                                                                                                         ==========

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2006, the aggregate value of these securities was $1,487,968, representing 20.64% of net assets.

b Defaulted security.

c The principal amount is stated in U.S. dollars unless otherwise indicated.

d See Note 3 regarding other considerations.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


28 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2006 (UNAUDITED)

CURRENCY ABBREVIATIONS

EUR - Euro
IDR - Indonesian Rupiah
JPY - Japanese Yen
MXN - Mexican Peso
SEK - Swedish Krona
SGD - Singapore Dollar

SELECTED PORTFOLIO ABBREVIATIONS

FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note


                                        Quarterly Statements of Investments |
                                    See notes to statements of investments. | 29

Franklin Global Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Global Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of seven series (the Funds). All Funds are diversified, except Franklin Templeton Core Plus Fixed Income Fund.

Effective April 17, 2006, the following name changes occurred:

--------------------------------------------------------------------------------------------
FORMER NAME                                 NEW NAME
--------------------------------------------------------------------------------------------
Fiduciary Core Fixed Income Fund            Franklin Templeton Core Fixed Income Fund
Fiduciary Core Plus Fixed Income Fund       Franklin Templeton Core Plus Fixed Income Fund
Fiduciary High Income Fund                  Franklin Templeton High Income Fund

1. INCOME TAXES

At April 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                         --------------------------------------------------
                                                          FIDUCIARY          FIDUCIARY
                                                           EUROPEAN            LARGE            FIDUCIARY
                                                           SMALLER         CAPITALIZATION         SMALL
                                                          COMPANIES          GROWTH AND       CAPITALIZATION
                                                             FUND           INCOME FUND         EQUITY FUND
                                                         --------------------------------------------------
Cost of investments ................................     $ 22,873,377       $ 76,121,095       $ 37,197,518
                                                         ==================================================

Unrealized appreciation ............................     $ 13,871,780       $ 22,722,722       $  9,931,687
Unrealized depreciation ............................           (6,391)          (445,927)          (880,679)
                                                         --------------------------------------------------
Net unrealized appreciation (depreciation) .........     $ 13,865,389       $ 22,276,795       $  9,051,008
                                                         ==================================================

                                                         --------------------------------------------------
                                                           FRANKLIN                              FRANKLIN
                                                         INTERNATIONAL        FRANKLIN           TEMPLETON
                                                            SMALLER          TEMPLETON           CORE PLUS
                                                           COMPANIES         CORE FIXED            FIXED
                                                          GROWTH FUND       INCOME FUND         INCOME FUND
                                                         --------------------------------------------------
Cost of investments ................................     $ 32,250,781       $ 28,461,205       $134,849,459
                                                         ==================================================

Unrealized appreciation ............................     $ 13,816,920       $     36,772       $    355,379
Unrealized depreciation ............................          (37,901)          (357,026)        (1,648,683)
                                                         --------------------------------------------------
Net unrealized appreciation (depreciation) .........     $ 13,779,019       $   (320,254)      $ (1,293,304)
                                                         ==================================================

                                                         ------------
                                                           FRANKLIN
                                                           TEMPLETON
                                                          HIGH INCOME
                                                             FUND
                                                         ------------
Cost of investments ................................     $  7,029,677
                                                         ============

Unrealized appreciation ............................     $    159,456
Unrealized depreciation ............................         (111,775)
                                                         ------------
Net unrealized appreciation (depreciation) .........     $     47,681
                                                         ============


30 | Quarterly Statements of Investments

Franklin Global Trust

2. FORWARD EXCHANGE CONTRACTS

At April 30, 2006, the Franklin Templeton Core Plus Fixed Income Fund had the following forward exchange contracts outstanding:

----------------------------------------------------------------------------------------------------------------
                                                                         CONTRACT     SETTLEMENT     UNREALIZED
CONTRACTS TO SELL                                                        AMOUNT a        DATE        GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
   119,561,256        Japanese Yen .................................     1,042,873      5/15/06       $(17,465)
                      Net unrealized loss on offsetting forward exchange contracts .............      $(14,741)
                                                                                                      --------
                        Net unrealized loss on forward exchange contracts ......................      $(32,206)
                                                                                                      ========

a In US Dollar unless otherwise indicated.

3. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers, Inc., as the Franklin Templeton High Income Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the fund in certain corporate restructuring negotiations. At April 30, 2006, such individuals serve in one or more of these capacities for Calpine Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the fund's Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 31


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 28, 2006


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    June 28, 2006













                                Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN GLOBAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 28, 2006


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN GLOBAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 28, 2006


/s/GALEN G. VETTER
Chief Financial Officer